Stock-Based Compensation - Stock Option (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Stock options
Treasury stock, Shares (in shares) | shares	1,351,024,943	1,350,509,249
Stock awards outstanding (in shares) | shares	6,274,525	1,549,732
Stock awards weighted-average grant price (in dollars per share) | $ / shares	$ 128	$ 135
Stock-based compensation cost	$ 987	$ 919	$ 873
Stock options
Stock options
Equal increments | item	4
Contractual term	10 years
Anniversaries of the grant date | item	4
Weighted-average fair value | $ / shares	$ 14.29
Weighted-average remaining contractual term for options outstanding	7 years 8 months 12 days
Options outstanding, total intrinsic value	$ 87
Weighted-average remaining contractual term for options vested and exercisable	3 years 1 month 6 days
Options vested and exercisable, aggregate intrinsic value	$ 12